Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivables
Schedule of accounts receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivables	—	26,082,307	3,673,617
Allowance for credit losses	—	(205,489)	(28,943)
Accounts receivables, net	—	25,876,818	3,644,674

Schedule of movements of allowance for accounts receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	—	—	—
Additions	—	205,489	28,943
Charge-offs	—	—	—
Balance at the end of the year	—	205,489	28,943